united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Macro ETF

DWAT

Semi-Annual Report
January 31, 2023

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow DWA Tactical: Macro ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the periods ended January 31, 2023, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2023
Arrow DWA Tactical: Macro ETF - NAV	(1.53)%	2.67%	7.82%	4.07%	5.78%
Arrow DWA Tactical: Macro ETF - Market Price	(1.92)%	3.03%	9.22%	4.64%	6.10%
S&P 500 Index	(0.44)%	(8.22)%	9.88%	9.54%	11.36%
Bloomberg Barclays Aggregate Bond Index	(2.37)%	(8.36)%	(2.35)%	0.86%	1.34%
Morningstar Global Flexible Allocation EW Index	1.70%	(6.47)%	2.56%	1.95%	3.23%
PCM Global Macro Index	1.02%	5.63%	2.81%	(0.50)%	0.97%
Wilshire Liquid Alternative Global Macro Index	0.79%	7.31%	5.22%	2.18%	1.85%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ArrowFunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 4.40% per the December 1, 2022 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.81% of net assets per the December 1, 2022 prospectus. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 1, 2014.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Bloomberg Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Macro ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

The PCM Global Macro Index is an actively managed quantitative index that has an absolute, total-return approach which offers exposure to broad based equities, fixed income, currencies and commodities.

Investors cannot invest directly in an index.

The Wilshire Liquid Alternative Global Macro Index measures the performance of the global macro strategy component of the Wilshire Liquid Alternative IndexSM. Global macro strategies predominantly invest in situations driven by the macro-economic environment across the capital structure as well as currencies and commodities. The Wilshire Liquid Alternative Global Macro Index is designed to provide a broad measure of the liquid alternative global macro market. Investors cannot invest directly in an index.

The Fund’s Holdings by Asset Class as of January 31, 2023 were as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	75.8%
Commodity	21.1%
Future Options Purchased	0.1%
Other Assets In Excess of Liabilities ***	3.0%
100.0%

***	Includes derivative exposure.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.9%
	COMMODITY - 21.1%
9,755	Invesco DB Silver Fund	$313,899
23,948	Invesco Optimum Yield Diversified Commodity	358,023
		671,922
	EQUITY - 75.8%
15,644	Arrow Reverse Cap 500 ETF(b)	356,200
3,612	Consumer Staples Select Sector SPDR Fund	266,349
4,312	Energy Select Sector SPDR Fund	387,778
1,979	Health Care Select Sector SPDR Fund	263,919
12,221	Invesco High Yield Equity Dividend Achievers ETF	261,285
3,769	Invesco S&P 500 Pure Value ETF	328,054
2,057	iShares Select Dividend ETF	258,483
4,545	WisdomTree US Total Dividend Fund	284,971
		2,407,039

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,057,971)	3,078,961

Contracts(a)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
3	S&P500 EMINI Option	GS	03/17/2023	$3,600	$540,000	$1,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,775)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $9,775)					1,800

	TOTAL INVESTMENTS - 97.0% (Cost $3,067,746)					$3,080,761
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $3,675)					(4,638)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%					101,658
	NET ASSETS - 100.0%					$3,177,781

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTION - (0.2)%
	CALL OPTION WRITTEN - (0.2)%
1	S&P500 EMINI Option	GS	03/17/2023	$4,100	$205,000	$4,638
	TOTAL CALL OPTION WRITTEN (Proceeds - $3,675)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,675)					$4,638

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Each contract is equivalent to one futures contract.

(b)	Affiliated Exchange-Traded Fund.

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2023

ASSETS
Investment securities:
Unaffiliated companies, At cost	$2,720,822
Affiliated companies, At cost	346,924
At cost	$3,067,746
Unaffiliated companies, At value	2,724,561
Affiliated companies, At value	356,200
At value	$3,080,761
Broker Cash	68,707
Cash	42,833
Dividends and interest receivable	389
Prepaid Expense	8
Due from Advisor	39,079
TOTAL ASSETS	3,231,777

LIABILITIES
Options written, at fair value (premiums received $3,675)	4,638
Payable to related parties	16,183
Accrued expenses and other liabilities	33,175
TOTAL LIABILITIES	53,996
NET ASSETS	3,177,781

Net Assets Consist Of:
Paid in capital	$3,076,426
Accumulated earnings	101,355
NET ASSETS	$3,177,781

Net Asset Value Per Share:
Net Assets	$3,177,781
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	300,000
Net asset value (Net Assets ÷ Shares Outstanding)	$10.59

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2023

INVESTMENT INCOME
Dividends from unaffiliated companies	$80,130
Dividends from affiliated companies	3,553
Interest	4,851
TOTAL INVESTMENT INCOME	88,534

EXPENSES
Administrative services fees	27,133
Investment advisory fees	15,059
Legal fees	7,704
Audit fees	6,401
Custodian fees	5,288
Printing and postage expenses	5,282
Transfer agent fees	5,181
Trustees fees and expenses	3,190
Listing expenses	2,066
Professional fees	144
Insurance expense	101
TOTAL EXPENSES	77,549

Less: Fees waived/expenses reimbursed by the Advisor	(54,136)
NET EXPENSES	23,413

NET INVESTMENT INCOME	65,121

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	135,343
Futures Contracts	(5,766)
Options Written	6,775
136,352
Net change in unrealized appreciation (depreciation) on:
Securities, unaffiliated companies	(261,075)
Securities, affiliated companies	9,276
Futures Contracts	(3,947)
Options Written	(963)
(256,709)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(120,357)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,236)

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income	$65,121	$102,839
Net realized gain on security transactions, futures contracts and options written	136,352	223,067
Net change in unrealized depreciation on security transactions, futures contracts and options written	(256,709)	(33,720)
Net increase (decrease) in net assets resulting from operations	(55,236)	292,186

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(218,670)	(802,200)
Net decrease in net assets resulting from distributions to shareholders	(218,670)	(802,200)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	—
Net decrease in net assets resulting from shares of beneficial interest	—	—

TOTAL DECREASE IN NET ASSETS	(273,906)	(510,014)

NET ASSETS
Beginning of Period	3,451,687	3,961,701
End of Period	$3,177,781	$3,451,687

SHARE ACTIVITY
Shares Redeemed	—	—
Net decrease in shares of beneficial interest outstanding	—	—

See accompanying notes to financial statements.

Arrow DWA Tactical: Macro ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	January 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		July 31, 2022	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018
Net asset value, beginning of period	$11.51		$13.21	$11.09	$11.18	$11.95	$11.14
Activity from investment operations:
Net investment income (loss) (1)	0.22		0.34	(0.06)	0.06	0.05	0.00 (7)
Net realized and unrealized gain (loss) on investments	(0.41)		0.63	2.18	0.18	(0.48)	1.16
Total from investment operations	(0.19)		0.97	2.12	0.24	(0.43)	1.16
Less distributions from:
Net investment income	(0.21)		(0.33)	—	(0.18)	—	(0.05)
Net realized gains	(0.52)		(2.34)	—	(0.14)	(0.34)	(0.30)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.73)		(2.67)	—	(0.33)	(0.34)	(0.35)
Net asset value, end of period	$10.59		$11.51	$13.21	$11.09	$11.18	$11.95
Total return (3)	(1.53	)% (9)	8.49%	19.12%	2.10%	(3.23)%	10.49%
Net assets, at end of period (000s)	$3,178		$3,452	$3,962	$4,435	$4,471	$5,975
Ratio of gross expenses to average net assets (4)(6)	4.63	% (8)	3.99%	3.60%	2.38%	2.30%	1.98%
Ratio of net expenses to average net assets (4)	1.40	% (8)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (4)(5)	3.89	% (8)	2.78%	(0.52)%	0.51%	0.45%	0.04%
Portfolio Turnover Rate (2)	40	% (9)	122%	137%	161%	174%	125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	The recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

The Arrow DWA Tactical: Macro ETF (the “Fund”), formerly known as Arrow DWA Tactical ETF, is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to achieve long-term capital appreciation with capital preservation as a secondary objective. The Fund commenced operations on September 30, 2014.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) as the Valuation Designee. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying Funds that are open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds that are closed-end investment companies purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2023 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,078,961	$—	$—	$3,078,961
Future Options Purchased	1,800	—	—	1,800
Total	$3,080,761	$—	$—	$3,080,761

Liability*	Level 1	Level 2	Level 3	Total
Written Future Option	$4,638	$—	$—	$4,638
Total	$4,638	$—	$—	$4,638

The Fund did not hold any Level 3 securities during the six months ended January 31, 2023.

*	See Schedule of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2020 – July 31, 2022 or expected to be taken in the Fund’s July 31, 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the

Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure

Fair Values of Derivative Instruments in the Fund as of January 31, 2023:

		Asset Derivatives		Liability Derivatives
Derivative Type	Risk Type	Balance Sheet Location	Value	Balance Sheet Location	Value
Put Options Purchased	Equity	Investments Securities: Unaffiliated companies at value	$1,800	Investments Securities: Unaffiliated companies at value	$—

Call Option Written	Equity	Option written at value	—	Options written at value	4,638

			$1,800		$4,638

The amounts of realized and changes in unrealized gains and losses on derivative instruments the six months ended January 31, 2023 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The effect of Derivative Instruments on the Statements of Operations for the six months ended January 31, 2023:

Derivative Type	Risk Type	Location	Total
		Net realized gain (loss) from:
Future Contracts	Currency	Futures Contracts	(5,766)
Options Purchased	Equity	Security transactions, unaffiliated companies	(42,245)
Options Written	Equity	Options Written	6,775
		Total net realized loss	$(41,236)

Derivative Type	Risk Type	Location	Total
		Net change in unrealized appreciation (depreciation) of:
Future Contracts	Currency	Futures Contracts	(3,947)
Options Purchased	Equity	Securities, unaffiliated companies	11,675
Options Written	Equity	Options Written	(963)
		Total net change in unrealized appreciation	$6,765

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Derivatives Risk – The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

For the six months ended January 31, 2023, the Fund was subject to a master netting arrangement for the options. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2023.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statements of Assets &	Statements of Assets &	Financial	Cash Collateral
	Recognized Assets	Liabilities	Liabilities	Instruments	Received/(Pledged)	Net Amount
Options Purchased - Goldman Sachs	$1,800	$—	$1,800	$—	$—	$1,800
Total	$1,800	$—	$1,800	$—	$—	$1,800

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Cash Collateral Pledged	Net Amount
Options Written - Goldman Sachs	$4,638	$—	$4,638	$—	$—	$4,638
Total	$4,638	$—	$4,638	$—	$—	$4,638

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,280,932 and $1,212,933 respectively.

For six months ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2023 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front end or contingent deferred sales load, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 1.40% of the Fund’s average daily net assets. This amount will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended January 31, 2023, the Advisor waived fees and reimbursed expenses in the amount of $54,136, pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

7/31/2023	7/31/2024	7/31/2025
$42,262	$87,709	$95,898

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following year was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2022	July 31, 2021
Ordinary Income	$240,386	$—
Long-Term Capital Gain	561,814	—
Return of Capital	—	—
	$802,200	$—

There were no Fund distributions for the year ended July 31,2021.

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$143,545	$—	$—	$—	$231,716	$375,261

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to mark-to-market on 1256 options and futures contracts, and adjustments for partnerships.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$3,100,844	$139,689	$(159,772)	$(20,083)

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2023 are noted in the Fund’s Schedule of Investments. Transactions during the six months ended January 31, 2023 with company which is an affiliate is as follows:

		Value -				Dividends		Net Change in Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	of Period	(Depreciation)	Period
042765677	Arrow Reverse Cap 500 ETF	$—	$346,924	$—	$—	$3,553	$356,200	$9,276	15,644

ARROW DWA TACTICAL: MACRO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow DWA Tactical: Macro ETF
EXPENSE EXAMPLE (Unaudited)
January 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 through January 31, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/2022	1/31/2023	8/1/22 - 1/31/23	8/1/22 - 1/31/23
Actual	$1,000.00	$984.70	$7.00	1.40%
Hypothetical	$1,000.00	$1,018.15	$7.12	1.40%
(5% return before expenses)

*	Actual expense information for the Fund is for the period from August 1, 2022 through January 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from August 1, 2022 through January 31, 2023). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow DWA Tactical: Macro ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 28, 2022 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Macro ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Trustees noted that the portfolio management team is well qualified to manage and implement quantitative (rules based) investment strategies for both internal as well as external models and indexes. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They agreed that the Adviser’s portfolio management team has extensive experience in alternative index replication, model implementation and derivative based trade execution within mutual funds and ETFs. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships.

The Board found that the Adviser had conducted ongoing analysis of unique investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed a similar investment strategy as the Fund (the “peer group”), benchmark index, and Morningstar category average.

The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Multistrategy) and benchmark index (Barclays

Arrow DWA Tactical: Macro ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2023

US Aggregate Bond Index). The Board considered that the Fund outperformed its peer group, benchmark index, and Morningstar category for the year-to-date, one-year, three-year, five-year, and since inception periods, noting that the Fund’s tactical relative strength positioning had performed well with defensive and inflation protective positions. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed the Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s peer group and Morningstar category averages. The Board considered that the Adviser does not receive additional benefits from soft dollar arrangements. The Board noted that the Adviser’s fees appeared reasonable based on the Fund’s particular investment strategy, the relative complexity of the strategy and the resources needed to implement that strategy.

The Board considered that the Fund’s advisory fee was lower than the average of its peer group and Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and its Morningstar Category.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted the Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund assets grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to the Fund, noting the Adviser did not realize a profit with respect to the Fund.

Fallout Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund.

Arrow DWA Tactical: Macro ETF
Additional Information (Unaudited)
January 31, 2023

Change in Independent Registered Public Accounting Firm

On March 7, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Arrow DWA Tactical: Macro ETF (The “Fund”), a series of Arrow Investments Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended July 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 7, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 8, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2023.

During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 8, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DWAT-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/10/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/10/23